Employee benefits - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Present value of obligations (see section (f) below)	$ 70,741	$ 70,357
Fair value of the plan assets (see section (f) below)	(31,089)	(30,655)
Recognized liability for defined benefit obligations	39,652	39,702
Termination benefit-liability for early retirement	10,165	12,706
Other long-term benefits	15,775	14,218
Presented as current liabilities:
Liability for annual leave	8,948	7,779
Current portion of liability for early retirement	4,311	5,134
Total employee benefits	78,851	79,539
Presented in the statement of financial position as follows:
Current (Note 14)	13,259	12,913
Non-current	65,592	66,626
Total employee benefits	$ 78,851	$ 79,539